Note 30 Accumulated Other Comprehensive Income Classified By Concepts (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated other comprehensive income classified by concepts [Line Items]
Other comprehensive income that will not be reclassified to profit or loss, net of tax	€ (2,505)	€ (1,988)	€ (2,105)
Actuarial gains or losses on defined benefit pension plans that will not be reclassified to profit or loss	(1,396)	(1,067)	(1,049)
Fair value changes of equity instruments measured at fair value through other comprehensive income that will not be reclassified to profit or loss	(983)	(905)	(1,112)	€ (1,194)
Fair value changes of financial liabilities at fair value through profit or loss attributable to changes in their credit risk	(127)	(17)	55
Other comprehensive income that will be reclassified to profit or loss, net of tax	(16,366)	(15,232)	(14,148)
Foreign currency translation	(3,117)	(2,329)	(2,498)
Foreign currency translation	(13,340)	(12,702)	(11,419)
Hedging derivatives. Cash flow hedges effective portion	311	370	133
Fair value changes of debt instruments measured at fair value through other comprehensive income that may be reclassified to profit or loss	(209)	(576)	(357)	€ (809)
Hedging instruments non-designated items that may be reclassified to profit or loss	(4)	0	0
Share of other recognized income and expense of investments in joint ventures and associates that may be reclassified to profit or loss	(7)	5	(8)
Accumulated other comprehensive income	(18,871)	(17,220)	(16,254)
Mexico, Pesos
Accumulated other comprehensive income classified by concepts [Line Items]
Foreign currency translation	(3,454)	(2,697)	(3,147)
Foreign currency translation	(3,139)	(3,644)	(640)
Turkey, New Lira
Accumulated other comprehensive income classified by concepts [Line Items]
Foreign currency translation	368	394	670
Foreign currency translation	(6,625)	(5,835)	(6,908)
Argentina, Pesos
Accumulated other comprehensive income classified by concepts [Line Items]
Foreign currency translation	(832)	(555)	(1,296)
Venezuela bolivar [Member]
Accumulated other comprehensive income classified by concepts [Line Items]
Foreign currency translation	(1,910)	(1,865)	(1,865)
Other exchanges [Member]
Accumulated other comprehensive income classified by concepts [Line Items]
Foreign currency translation	(31)	(25)	(21)
Foreign currency translation	€ (834)	€ (803)	€ (711)